SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - O c t - 0 6
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
Not Applicable
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
02-Sep-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-133985-10
Commission File Number of depositor:
333-133985
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
GreenPoint Mortgage Funding Trust, Series 2006-AR4
745 Seventh Avenue, 7th Floor
New York, New York
10019
(212) 526-7000
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
see Exhibit-1
A1-A [___] [___] [_X_]
A1-B [___] [___] [_X_]
A2-A [___] [___] [_X_]
A2-B [___] [___] [_X_]
A3-A [___] [___] [_X_]
A3-B [___] [___] [_X_]
A4-A [___] [___] [_X_]
A4-B [___] [___] [_X_]
A5 [___] [___] [_X_]
A6-A [___] [___] [_X_]
A6-B [___] [___] [_X_]
A6-C [___] [___] [_X_]
M1 [___] [___] [_X_]
M10 [___] [___] [_X_]
M2 [___] [___] [_X_]
M3 [___] [___] [_X_]
M4 [___] [___] [_X_]
M5 [___] [___] [_X_]
M6 [___] [___] [_X_]
M7 [___] [___] [_X_]
M8 [___] [___] [_X_]
M9 [___] [___] [_X_]
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
E. Todd Whittemore
Executive Vice President
E. Todd Whittemore
/s/ :
11/2/2006
PART II - OTHER INFORMATION
GreenPoint Mortgage Funding Trust, Series 2006-AR4
(Issuing Entity)
Aurora Loan Services LLC
(Master Servicer)
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement